STOCKHOLDERS' EQUITY (DEFICIT) (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 14, 2024	Jan. 31, 2023	Sep. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock, shares authorized			20,000,000,000	20,000,000,000
Common stock par value			$ 0.0001	$ 0.0001
Common stock, shares issued			10,301,957,534	8,100,117,720
Outstanding stock options			0	0
Equity Financing Agreement [Member]
Class of Stock [Line Items]
Purchase of common stock	$ 30,000,000
Market price percentage	92.00%
Stock Issued For Settlement Of Dispute [Member]
Class of Stock [Line Items]
Number of shares issued other		297,000,000
Number of value issued other			$ 1,989,900
Share price			$ 0.0067
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			2,000,000	2,000,000
Preferred stock, par value			$ 0.01	$ 0.01
Preferred stock, shares issued			88,335	88,335
Preferred stock, shares outstanding			88,335	88,335